                        GREAT HALL-REGISTERED TRADEMARK-
                             INVESTMENT FUNDS, INC.

                                   PROSPECTUS

                                DECEMBER 1, 2000




                            PRIME MONEY MARKET FUND
                       U.S. GOVERNMENT MONEY MARKET FUND
                           TAX-FREE MONEY MARKET FUND

    AS WITH ALL MUTUAL FUNDS, NEITHER THE SECURITIES AND EXCHANGE COMMISSION
    (SEC) NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                     [LOGO]

               CONTENTS

               Profile of the Funds              1

               Fees and Expenses                 5

               Fund Management                   6

               Share Price                       6

               How to Buy Shares                 6

               How to Redeem Shares              6

               Distributions                     6

               Taxes                             7

               Financial Highlights              8

                              PROFILE OF THE FUNDS

WHAT ARE THE FUNDS?

    Great Hall-Registered Trademark- Prime Money Market Fund (Prime Fund), Great Hall U.S. Government Money Market Fund (Government Fund) and Great Hall Tax-Free Money Market Fund (Tax-Free Fund) are professionally managed mutual funds. If you invest in the Funds, you become a Fund shareholder.

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

    Each Fund's investment objective is to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. These objectives cannot be changed without the approval of Fund shareholders.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

    - PRIME FUND. Prime Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit and repurchase agreements.

    - GOVERNMENT FUND. Government Fund invests only in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations.

    - TAX-FREE FUND. Tax-Free Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes. In normal market conditions, at least 80% of the Fund's assets must be invested in such tax-exempt securities. However, the Fund's investment adviser will attempt to keep substantially all of the Fund's assets invested in tax-exempt securities.

    Federal regulations require money market funds to meet strict quality, maturity and diversification standards. The Funds have adopted policies to ensure that they meet each of these standards. In certain respects (as discussed below), the Funds exceed these standards.

    - CREDIT QUALITY. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. If a security is unrated, the money market fund's investment adviser must consider it to be of comparable quality to a rated security.

      The Funds maintain even higher standards. For example, the Funds do not invest in unrated securities. Additionally, Prime Fund and Government Fund invest only in securities that have received the highest short-term rating by at least two rating organizations, and Tax-Free Fund invests only in securities that have received the highest short-term rating by at least one rating organization.

    - MATURITY. Each Fund must invest exclusively in securities having remaining maturities of 397 days or less. Each Fund also must maintain a dollar weighted average portfolio maturity of 90 days or less. Government Fund voluntarily maintains a shorter dollar weighted average portfolio maturity of 60 days or less.

    - DIVERSIFICATION. Immediately after any investment by a Fund (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of such issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

WHO SHOULD INVEST IN THE FUNDS?

    The Funds are designed for investors looking for current income and a stable investment value. BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

    Each Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Directors. These standards are based on special rules for money market funds designed to help them maintain a stable share price of $1.00 per share. However, it is possible to lose money by investing in the Funds. The Funds could also underperform other short-term debt instruments or money market funds.

    - INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Funds' yields will change over time. During periods when interest rates are low, a Fund's yield will also be low.

    - AN ISSUER OR GUARANTOR OF THE FUNDS' SECURITIES DEFAULTS. Although the risk of default is generally considered small, any default on the part of a portfolio investment or downgrade in its credit rating could cause the Fund's share price or yield to fall.

    - INVESTMENT ADVISER'S JUDGMENT. The Funds are subject to the risk that the investment adviser's security selection and expectations regarding interest rate trends will cause the Funds' yields to lag other funds with similar investment objectives. The Funds' emphasis on quality and stability could also cause them to underperform other money market funds, particularly those that take greater maturity and credit risks.

    - THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

    - FUND INVESTMENT IS NOT INSURED. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HOW HAVE THE FUNDS PERFORMED OVER TIME?

    Below are a chart and a table for each Fund indicating the risks of investing in each Fund by comparing each Fund's performance from year to year and its average annual total return compared with that of a broad measure of market performance. These figures assume that all distributions were reinvested. Keep in mind that each Fund's past performance does not indicate how the Fund will perform in the future.

    IF YOU WOULD LIKE TO KNOW A FUND'S CURRENT SEVEN-DAY YIELD, CALL THE FUND AT 1-800-934-6674.

PRIME FUND
             ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.25%
1993  2.55%
1994  3.54%
1995  5.22%
1996  4.83%
1997  4.98%
1998  5.00%
1999  4.61%

During the period shown, the highest return for a calendar quarter was 1.34% (quarter ended June, 1995) and the lowest return for a quarter was 0.62% (quarter ended June, 1993).

                            Average Annual Total Returns for the Periods Ended December 31, 1999
                         --------------------------------------------------------------------------
                                                                                Since Inception
                                 1 Year                   5 Years              (November 1, 1991)
                         --------------------------------------------------------------------------
Prime Fund..............          4.61%                     4.93%                     4.25%
iMoneyNet First Tier
  Retail Taxable Money
  Market Fund Average...          4.58%                     4.86%                     4.23%

    Prime Fund's total return for the nine months ended September 30, 2000 was 4.27%.

GOVERNMENT FUND
             ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.11%
1993  2.47%
1994  3.48%
1995  5.18%
1996  4.76%
1997  4.93%
1998  4.89%
1999  4.52%

During the period shown, the highest return for a calendar quarter was 1.33% (quarter ended June, 1995) and the lowest return for a quarter was 0.60% (quarter ended June, 1993).

                                 Annual Total Returns for the Periods Ended December 31, 1999
                             --------------------------------------------------------------------
                                                                               Since Inception
                                    1 Year                 5 Years            (November 1, 1991)
                             --------------------------------------------------------------------
Government Fund.............         4.52%                   4.85%                   4.17%
iMoneyNet U.S. Government
  and Agencies Retail Money
  Market Fund Average.......         4.54%                   4.78%                   4.17%

    Government Fund's total return for the nine months ended September 30, 2000 was 4.23%.

TAX-FREE FUND

             ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  2.55%
1993  1.97%
1994  2.34%
1995  3.28%
1996  2.94%
1997  3.08%
1998  2.95%
1999  2.74%

During the period shown, the highest return for a calendar quarter was 0.88% (quarter ended June, 1995) and the lowest return for a quarter was 0.45% (quarter ended March, 1994).

                            Average Annual Total Returns for the Periods Ended December 31, 1999
                         --------------------------------------------------------------------------
                                                                                Since Inception
                                 1 Year                   5 Years              (November 1, 1991)
                         --------------------------------------------------------------------------
Tax-Free Fund...........          2.74%                     3.00%                     2.75%
iMoneyNet Stockbroker
  and General Purpose
  Money Market Fund
  Average...............          2.72%                     2.96%                     2.72%

    Tax-Free Fund's total return for the nine months ended September 30, 2000 was 2.50%.

                               FEES AND EXPENSES

    This table sets forth the fees and expenses you will pay if you invest in the Funds.

                                                     Prime        Government       Tax-Free
                                                     Fund            Fund            Fund
                                                     -----        ----------       --------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (load) on purchases.......     None          None             None
Maximum deferred sales charge (load)...........     None          None             None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES DEDUCTED FROM FUND ASSETS)
Management fee.................................      0.44%           0.44%           0.50%
Distribution and service fee (12b-1)...........     None          None             None
Other expenses.................................      0.19%           0.13%           0.09%
                                                     ----            ----            ----
Total annual fund operating expenses...........      0.63%           0.57%           0.59%

    The investment adviser may voluntarily waive fund operating expenses from time to time. Any such program may be changed or eliminated at any time without notice.

EXAMPLE

    This example helps you to compare the costs of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

    - You invest $10,000 in the Fund for the period shown
    - Your investment has a 5% return each year
    - You reinvest all distributions and dividends without a sales charge
    - The Fund's operating expenses levels remain the same from year to year

                                                         NUMBER OF YEARS YOU OWN YOUR SHARES
                                                     --------------------------------------------
                                                      1 year     3 years     5 years     10 years
                                                     --------------------------------------------
Prime Fund.......................................      $64         $202        $351        $786
Government Fund..................................       58          183         318         714
Tax-Free Fund....................................       60          189         329         738

                                FUND MANAGEMENT

    INVESTMENT ADVISER. The Funds have entered into an investment advisory agreement with Insight Investment Management, Inc. to serve as the Funds' investment adviser. Insight's address is 60 South Sixth Street, Minneapolis, Minnesota 55402. Insight selects the Funds' investments and oversees their operations. Insight has been registered with the SEC as an investment adviser since 1983, and has been a portfolio manager of publicly offered mutual funds since 1986. Insight is a wholly-owned subsidiary of Dain Rauscher Corporation.

    MANAGEMENT FEE. For its services, Insight received a fee during each Fund's last fiscal year equal to the amount shown below:

                                                       Management fee
                                               (AS A PERCENTAGE OF THE FUND'S
                   Fund                          AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------
Prime Fund.................................                 0.44%
Government Fund............................                 0.44%
Tax-Free Fund..............................                 0.50%

    DISTRIBUTOR. Dain Rauscher Incorporated is the distributor of the Funds' shares. The firm is a member of the New York Stock Exchange and of the National Association of Securities Dealers, Inc., and (like Insight) is a wholly-owned subsidiary of Dain Rauscher Corporation.

                                  SHARE PRICE

    The Funds calculate their share prices at the close of each business day for the New York Stock Exchange (currently 4:00 p.m. New York time). A Fund's share price is its net asset value per share (or NAV), which is the value of the Fund's net assets divided by the number of its outstanding shares. The Funds seek to maintain a stable NAV of $1.00 per share.

                               HOW TO BUY SHARES

    You may purchase shares of each Fund at their next determined NAV. The Funds are sold without a sales charge. You may open an account to purchase shares by contacting your investment executive or by contacting the Fund directly at the address or telephone number on the cover of this Prospectus.

                              HOW TO REDEEM SHARES

    You may redeem shares for cash at their next determined NAV by contacting your investment executive. If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check clears. Redemptions may be suspended or postponed at times when the New York Stock Exchange is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Redemptions are treated as sales for federal income tax purposes.

                                 DISTRIBUTIONS

    Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid monthly. Each Fund will distribute its capital gains (if it has any) once a year, typically in December. Each Fund may make additional distributions if necessary for the Fund to avoid paying taxes. Each Fund expects distributions to be primarily from income. The Funds normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Fund shares at NAV.

                                     TAXES

    Shortly after the beginning of each year, the Funds provide you with information about the distributions and dividends you received during the previous year.

    Because everybody's tax situation is different, you should consult with your tax adviser about the tax implications of your investment in a Fund.

    PRIME FUND AND GOVERNMENT FUND. Under federal law, the income derived from obligations issued by the U.S. Government and certain of its agencies and instrumentalities is exempt from state individual income taxes. Most states permit mutual funds to "pass through" this tax exemption to their shareholders.

    TAX-FREE FUND. Dividends derived from interest on tax-exempt municipal obligations will generally not be subject to federal income tax. Capital gain distributions on municipal obligations will be taxed as capital gains, even if reinvested in additional shares. Tax-Free Fund anticipates that substantially all of its dividends will be exempt from federal income taxes (including the federal alternative minimum tax) and will notify each shareholder annually of the tax status of all distributions. Distributions, however, may be subject to state and local taxes.

                              FINANCIAL HIGHLIGHTS

    The following tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report (available upon request).

PRIME FUND

                          Year ended       Year ended       Year ended       Year ended       Year ended
                        July 31, 2000    July 31, 1999    July 31, 1998    July 31, 1997    July 31, 1996
----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
  period..............    $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
----------------------------------------------------------------------------------------------------------
Income from investment
  operations..........          0.05             0.05             0.05             0.05             0.05
Distributions to
  shareholders from
  investment income...         (0.05)           (0.05)           (0.05)           (0.05)           (0.05)
----------------------------------------------------------------------------------------------------------
Net asset value, end
  of period...........    $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
----------------------------------------------------------------------------------------------------------
Total return..........           5.3%             4.6%             5.0%             4.9%             5.0%
Net assets at end of
  period (000's
  omitted)............    $4,851,503       $4,522,700       $4,844,352       $3,129,854       $2,405,456
Ratio of expenses to
  average daily net
  assets..............          0.63%            0.61%            0.63%            0.64%            0.70%
Ratio of net
  investment income to
  average daily net
  assets..............          5.32%            4.62%            5.04%            4.90%            4.93%

GOVERNMENT FUND

                          Year ended       Year ended       Year ended       Year ended       Year ended
                        July 31, 2000    July 31, 1999    July 31, 1998    July 31, 1997    July 31, 1996
----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
  period..............     $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
----------------------------------------------------------------------------------------------------------
Income from investment
  operations..........         0.05             0.05             0.05             0.05             0.05
Distributions to
  shareholders from
  investment income...        (0.05)           (0.05)           (0.05)           (0.05)           (0.05)
----------------------------------------------------------------------------------------------------------
Net asset value, end
  of period...........     $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
----------------------------------------------------------------------------------------------------------
Total return..........          5.2%             4.5%             5.0%             4.8%             4.9%
Net assets at end of
  period (000's
  omitted)............     $266,961         $271,376         $228,929         $182,155         $146,686
Ratio of expenses to
  average daily net
  assets..............         0.57%             .59%             .59%            0.60%            0.65%
Ratio of net
  investment income to
  average daily net
  assets..............         5.22%            4.50%            4.98%            4.85%            4.87%

TAX-FREE FUND

                          Year ended       Year ended       Year ended       Year ended       Year ended
                        July 31, 2000    July 31, 1999    July 31, 1998    July 31, 1997    July 31, 1996
----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
  period..............     $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
----------------------------------------------------------------------------------------------------------
Income from investment
  operations..........         0.03             0.03             0.03             0.03             0.03
Distributions to
  shareholders from
  investment income...        (0.03)           (0.03)           (0.03)           (0.03)           (0.03)
----------------------------------------------------------------------------------------------------------
Net asset value, end
  of period...........     $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
----------------------------------------------------------------------------------------------------------
Total return..........          3.2%             2.7%             3.1%             3.0%             3.0%
Net assets at end of
  period (000's
  omitted)............     $426,230         $497,139         $545,849         $422,740         $359,153
Ratio of expenses to
  average daily net
  assets..............         0.59%            0.59%            0.58%            0.58%            0.59%
Ratio of net
  investment income to
  average daily net
  assets..............         3.16%            2.65%            3.05%            3.02%            3.03%

GREAT HALL INVESTMENT FUNDS, INC.

    SHAREHOLDER REPORTS. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

    STATEMENT OF ADDITIONAL INFORMATION. The Funds' Statement of Additional Information provides more detailed information about the Funds and is incorporated into this prospectus by reference.

    You can make inquiries about the Funds or obtain shareholder reports or the Statement of Additional Information (without charge) by contacting Great Hall Investment Funds, Inc. at 1-800-934-6674 or by writing to the Funds at Great Hall Investment Funds, Inc., 60 South Sixth Street, Minneapolis, Minnesota 55402.

    You can also copy and review the Funds' shareholder reports, prospectus and Statement of Additional Information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or requests for information may be sent by email to publicinfo@sec.gov. Information about the public reference room may be obtained by calling the SEC at 202-942-8090. You can get the same information free from the SEC's internet web site at http:www.sec.gov.

    IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION IN THIS PROSPECTUS IS CURRENT AS OF DECEMBER 1, 2000 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

                  Investment Company Act File Number 811-6340

       GREAT HALL IS A REGISTERED TRADEMARK OF DAIN RAUSCHER CORPORATION.

The Great Hall family of funds is managed to provide competitive returns at minimal risk to the investor. With five money market funds available for both institutional and individual investors, the Funds offer a diversity of options for today's informed investor.

Managed by Insight Investment Management, the Great Hall Investment Funds follow a rigorous research process. This process involves proprietary analysis, diligent trade execution, and an attention to detail that is critical to the success of your investment. With any of our five funds, the Great Hall management team is looking out for your future.

Enhancing returns. Protecting your money. That's the philosophy of the Great Hall family of funds. That's the philosophy that works for you.

Great Hall Investment Funds, Inc.                                    PRSRT  STD
60 South Sixth Street                                                US POSTAGE
Minneapolis, MN 55402                                                   PAID
(800) 934-6674                                                       PERMIT 100
                                                                      MPLS MN









                                                                 M4109  (12/00)

                       GREAT HALL-REGISTERED TRADEMARK-
                            INVESTMENT FUNDS, INC.

                                   PROSPECTUS

                                DECEMBER 1, 2000


                     INSTITUTIONAL PRIME MONEY MARKET FUND
                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

    AS WITH ALL MUTUAL FUNDS, NEITHER THE SECURITIES AND EXCHANGE COMMISSION
    (SEC) NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                      [LOGO]

               CONTENTS

               Profile of the Funds              1

               Fees and Expenses                 4

               Fund Management                   5

               Share Price                       5

               How to Buy Shares                 5

               How to Redeem Shares              5

               Distributions                     5

               Taxes                             6

               Financial Highlights              7

                              PROFILE OF THE FUNDS

WHAT ARE THE FUNDS?

    Great Hall-Registered Trademark- Institutional Prime Money Market Fund (Prime Fund) and Great Hall Institutional Tax-Free Money Market Fund (Tax-Free
Fund) are professionally managed mutual funds. If you invest in the Funds, you become a Fund shareholder.

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

    Each Fund's investment objective is to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. These objectives cannot be changed without the approval of Fund shareholders.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

    - PRIME FUND. Prime Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit and repurchase agreements.

    - TAX-FREE FUND. Tax-Free Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes. In normal market conditions, at least 80% of the Fund's assets must be invested in such tax-exempt securities. However, the Fund's investment adviser will attempt to keep substantially all of the Fund's assets invested in tax-exempt securities.

    Federal regulations require money market funds to meet strict quality, maturity and diversification standards. The Funds have adopted policies to ensure that they meet each of these standards. In certain respects (as discussed below), the Funds exceed these standards.

    - CREDIT QUALITY. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. If a security is unrated, the money market fund's investment adviser must consider it to be of comparable quality to a rated security.

      The Funds maintain even higher standards. For example, the Funds do not invest in unrated securities. Additionally, Prime Fund invests only in securities that have received the highest short-term rating by at least two rating organizations, and Tax-Free Fund invests only in securities that have received the highest short-term rating by at least one rating organization.

    - MATURITY. Each Fund must invest exclusively in securities having remaining maturities of 397 days or less. Each Fund also must maintain a dollar weighted average portfolio maturity of 90 days or less.

    - DIVERSIFICATION. Immediately after any investment by a Fund (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of such issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

WHO SHOULD INVEST IN THE FUNDS?

    The Funds are designed for investors looking for current income and a stable investment value. The minimum investment is $1 million. BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

    Each Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Directors. These standards are based on special rules for money market funds designed to help them maintain a stable share price of $1.00 per share. However, it is possible to lose money by investing in the Funds. The Funds could also underperform other short-term debt instruments or money market funds.

    - INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Funds' yields will change over time. During periods when interest rates are low, a Fund's yield will also be low.

    - AN ISSUER OR GUARANTOR OF THE FUNDS' SECURITIES DEFAULTS. Although the risk of default is generally considered small, any default on the part of a portfolio investment or downgrade in its credit rating could cause the Fund's share price or yield to fall.

    - INVESTMENT ADVISER'S JUDGMENT. The Funds are subject to the risk that the investment adviser's security selection and expectations regarding interest rate trends will cause the Funds' yields to lag other funds with similar investment objectives. The Funds' emphasis on quality and stability could also cause them to underperform other money market funds, particularly those that take greater maturity and credit risks.

    - THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

    - FUND INVESTMENT IS NOT INSURED. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HOW HAVE THE FUNDS PERFORMED OVER TIME?

    Below are a chart and a table for each Fund indicating the risks of investing in each Fund by comparing each Fund's performance from year to year (if applicable) and its average annual total return compared with that of a broad measure of market performance. These figures assume that all distributions were reinvested. Keep in mind that each Fund's past performance does not indicate how the Fund will perform in the future.

    IF YOU WOULD LIKE TO KNOW A FUND'S CURRENT SEVEN-DAY YIELD, CALL THE FUND AT 1-800-934-6674.

PRIME FUND
             ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  5.20%
1999  4.97%

During the period shown, the highest return for a calendar quarter was 1.41% (quarter ended December, 1999) and the lowest return for a quarter was 1.13% (quarter ended March, 1999).

                                        Average Annual Total Returns for the Periods Ended
                                                        December 31, 1999
                                   ------------------------------------------------------------
                                                                         Since Inception
                                              1 Year                    (August 11, 1997)
                                   ------------------------------------------------------------
Prime Fund........................             4.97%                           5.11%
iMoneyNet First Tier Institutional
  Money Market Fund Average.......             4.96%                           5.08%

    Prime Fund's total return for the nine months ended September 30, 2000 was 4.48%.

TAX-FREE FUND
            ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  2.89%

During the period shown, the highest return for a calendar quarter was 0.84% (quarter ended December, 1999) and the lowest return for a quarter was 0.62% (quarter ended March, 1999).

                                        Average Annual Total Returns for the Periods Ended
                                                        December 31, 1999
                                   ------------------------------------------------------------
                                                                         Since Inception
                                              1 Year                   (September 23, 1998)
                                   ------------------------------------------------------------
Tax-Free Fund.....................             2.89%                           2.85%
iMoneyNet Institutional
  Money Market Fund Average.......             2.97%                           2.90%

    Tax-Free Fund's total return for the nine months ended September 30, 2000 was 2.75%.

                               FEES AND EXPENSES

    This table sets forth the fees and expenses you will pay if you invest in the Funds.

                                                           Prime Fund    Tax-Free Fund
                                                           ----------    -------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (load) on purchases...............     None           None
Maximum deferred sales charge (load)...................     None           None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES DEDUCTED FROM FUND ASSETS)
Management fee.........................................       0.25%           0.25%*
Distribution and service fee (12b-1)...................     None           None
Other expenses.........................................       0.07%           0.19%
                                                              ----            ----
Total annual fund operating expenses...................       0.32%           0.44%*

------------------------

                    *   During the year ended July 31, 2000, the investment adviser voluntarily waived or absorbed various fund fees and
                        expenses of Tax-Free Fund. After such waiver and absorption,
                        Tax-Free Fund's "management fee" and "total annual fund
                        operating expenses" were 0.20% and 0.39%, respectively, of the Fund's average daily net assets.

EXAMPLE

    This example helps you to compare the costs of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

    - You invest $10,000 in the Fund for the period shown
    - Your investment has a 5% return each year
    - You reinvest all distributions and dividends without a sales charge
    - The Fund's operating expense levels remain the same from year to year

                                                         NUMBER OF YEARS YOU OWN YOUR SHARES
                                                     --------------------------------------------
                                                      1 year     3 years     5 years     10 years
                                                     --------------------------------------------
Prime Fund.......................................      $33         $103        $180        $406
Tax-Free Fund....................................      $45         $141        $246        $555

                                FUND MANAGEMENT

    INVESTMENT ADVISER. The Funds have entered into an investment advisory agreement with Insight Investment Management, Inc. to serve as the Funds' investment adviser. Insight's address is 60 South Sixth Street, Minneapolis, Minnesota 55402. Insight selects the Funds' investments and oversees their operations. Insight has been registered with the SEC as an investment adviser since 1983, and has been a portfolio manager of publicly offered mutual funds since 1986. Insight is a wholly-owned subsidiary of Dain Rauscher Corporation.

    MANAGEMENT FEE. For its services, Insight earned a fee during each Fund's last fiscal year equal to .25% per year of the Fund's average daily net assets. However, Insight waived a portion of the management fee earned from Tax-Free Fund during the year ended July 31, 2000.

    DISTRIBUTOR. Dain Rauscher Incorporated is the distributor of the Funds' shares. The firm is a member of the New York Stock Exchange and of the National Association of Securities Dealers, Inc. and (like Insight) is a wholly-owned subsidiary of Dain Rauscher Corporation.

                                  SHARE PRICE

    The Funds calculate their share prices at the close of each business day for the New York Stock Exchange (currently 4:00 p.m. New York time). A Fund's share price is its net asset value per share (or NAV), which is the value of the Fund's net assets divided by the number of its outstanding shares. The Funds seek to maintain a stable NAV of $1.00 per share.

                               HOW TO BUY SHARES

    You may purchase shares of each Fund at their next determined NAV. The Funds are sold without a sales charge. A minimum investment of $1 million is required. However, this minimum may be waived for certain investors. You may open an account to purchase shares by contacting your investment executive or by contacting the Fund directly at the address or telephone number on the cover of this Prospectus.

                              HOW TO REDEEM SHARES

    You may redeem shares for cash at their next determined NAV by contacting your investment executive. If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check clears. Redemptions may be suspended or postponed at times when the New York Stock Exchange is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Redemptions are treated as sales for federal income tax purposes.

                                 DISTRIBUTIONS

    Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid monthly. Each Fund will distribute its capital gains (if it has any) once a year, typically in December. Each Fund may make additional distributions if necessary for the Fund to avoid paying taxes. Each Fund expects distributions to be primarily from income. The Funds normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Fund shares at NAV.

                                     TAXES

    Shortly after the beginning of each year, the Funds provide you with the information about the distributions and dividends you received during the previous year.

    Because everybody's tax situation is different, you should consult your tax adviser about the tax implications of your investment in a Fund.

    PRIME FUND. Under federal law, the income derived from obligations issued by the U.S. Government and certain of its agencies and instrumentalities is exempt from state individual income taxes. Most states permit mutual funds to "pass through" this tax exemption to their shareholders.

    TAX-FREE FUND. Dividends derived from interest on tax-exempt municipal obligations will generally not be subject to federal income tax. Capital gain distributions on municipal obligations will be taxed as capital gains, even if reinvested in additional shares. Tax-Free Fund anticipates that substantially all of its dividends will be exempt from federal income taxes (including the federal alternative minimum tax) and will notify each shareholder annually of the tax status of all distributions. Distributions, however, may be subject to state and local taxes.

                              FINANCIAL HIGHLIGHTS

    The following tables are intended to help you understand each Fund's financial performance for each fiscal year of operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report (available upon request).

PRIME FUND

                                                                                  Period from
                                                                               August 11, 1997*
                                             Year ended        Year ended             to
                                           July 31, 2000     July 31, 1999       July 31, 1998
------------------------------------------------------------------------------------------------
Net asset value, beginning of period...       $   1.00          $   1.00           $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations......           0.06              0.05               0.05
Distributions to shareholders from
  investment income....................          (0.06)            (0.05)             (0.05)
------------------------------------------------------------------------------------------------
Net asset value, end of period.........       $   1.00          $   1.00           $   1.00
------------------------------------------------------------------------------------------------
Total return...........................            5.7%              4.9%               5.2%
Net assets at end of period (000's
  omitted).............................       $382,491          $310,183           $213,785
Ratio of expenses to average daily net
  assets...............................           0.32%             0.34%              0.39%**
Ratio of net investment income to
  average daily net assets.............           5.68%             4.85%              5.27%**
------------------------------------------------------------------------------------------------

                    *   Commencement of operations.
                   **   Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by Insight for Prime
                        Fund during the period ended July 31, 1998. Had the Fund
                        paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.42% and
                        5.24% for the period ended July 31, 1998.

TAX-FREE FUND

                                                                            Period from
                                                                        September 23, 1998*
                                                     Year ended                  to
                                                   July 31, 2000           July 31, 1999
--------------------------------------------------------------------------------------------
Net asset value, beginning of period........          $   1.00                 $  1.00
--------------------------------------------------------------------------------------------
Income from investment operations...........              0.03                    0.03
Distributions to shareholders from
  investment
  income....................................             (0.03)                  (0.03)
--------------------------------------------------------------------------------------------
Net asset value, end of period..............          $   1.00                 $  1.00
--------------------------------------------------------------------------------------------
Total return................................               3.4%                    2.5%
Net assets at end of period (000's
  omitted)..................................          $158,921                 $53,149
Ratio of expenses to average daily net
  assets***.................................              0.39%                   0.30%**
Ratio of net investment income to average
  daily net assets***.......................              3.49%                   2.79%**
--------------------------------------------------------------------------------------------

                    *   Commencement of operations.
                   **   Adjusted to an annual basis.
                  ***   Various fund fees and expenses were voluntarily waived or
                        absorbed by Insight for Tax-Free Fund during the periods
                        ended July 31, 1999 and July 31, 2000. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.55% and 2.54% for the period ended July 31, 1999 and 0.44% and 3.44% for the period ended July 31, 2000.

GREAT HALL INVESTMENT FUNDS, INC.

    SHAREHOLDER REPORTS. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

    STATEMENT OF ADDITIONAL INFORMATION. The Funds' Statement of Additional Information provides more detailed information about the Funds and is incorporated into this prospectus by reference.

    You can make inquiries about the Funds or obtain shareholder reports or the Statement of Additional Information (without charge) by contacting Great Hall Investment Funds, Inc. at 1-800-934-6674 or by writing to the Funds at Great Hall Investment Funds, Inc., 60 South Sixth Street, Minneapolis, Minnesota 55402.

    You can also copy and review the Funds' shareholder reports, prospectus and Statement of Additional Information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or requests for information may be sent by email to publicinfo@sec.gov. Information about the public reference room may be obtained by calling the SEC at 202-942-8090. You can get the same information free from the SEC's internet web site at http:www.sec.gov.

    IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION IN THIS PROSPECTUS IS CURRENT AS OF DECEMBER 1, 2000 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

                  Investment Company Act File Number 811-6340

       GREAT HALL IS A REGISTERED TRADEMARK OF DAIN RAUSCHER CORPORATION.

The Great Hall family of funds is managed to provide competitive returns at minimal risk to the investor. With five money market funds available for both institutional and individual investors, the Funds offer a diversity of options for today's informed investor.

Managed by Insight Investment Management, the Great Hall Investment Funds follow a rigorous research process. This process involves proprietary analysis, diligent trade execution, and an attention to detail that is critical to the success of your investment. With any of our five funds, the Great Hall management team is looking out for your future.

Enhancing returns. Protecting your money. That's the philosophy of the Great Hall family of funds. That's the philosophy that works for you.

Great Hall Investment Funds, Inc.                                    PRSRT  STD
60 South Sixth Street                                                US POSTAGE
Minneapolis, MN 55402                                                   PAID
(800) 934-6674                                                       PERMIT 100
                                                                      MPLS MN









                                                                 M4108  (12/00)